DECHERT LLP
1775 I STREET, N.W.
WASHINGTON, D.C. 20006

July 20, 2004

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Variable Insurance Funds
       File Nos. 33-81800 and 811-8644

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the undersigned has been authorized by the Variable Insurance Funds (the "Trust") to submit this filing in lieu of a filing under Rule 497(c) of the 1933 Act, and to certify that:

1.  the Form of Prospectus dated May 1, 2004 describing the shares of the Choice VIT Market Neutral Fund and Choice VIT Long-Short Fund series of the Trust that would have been filed under Rule 497(c) under the 1933 Act does not differ from the Prospectus contained in the Trust's most recent amendment to its registration statement; 2.  the Form of Prospectus dated May 1, 2004 describing the shares of the AmSouth Large Cap Fund, AmSouth Mid Cap Fund, AmSouth Enhanced Market Fund, and AmSouth International Equity Fund series of the Trust that would have been filed under Rule 497(c) under the 1933 Act does not differ from the Prospectus contained in the Trust's most recent amendment to its registration statement;

3.  the Form of Prospectus dated May 1, 2004 describing the shares of the AmSouth Capital Growth Fund series of the Trust that would have been filed under Rule 497(c) under the 1933 Act does not differ from the Prospectus contained in the Trust's most recent amendment to its registration statement;

4.  the Form of Prospectus dated May 1, 2004 describing the shares of the AmSouth Value Fund series of the Trust that would have been filed under Rule 497(c) under the 1933 Act does not differ from the Prospectus contained in the Trust's most recent amendment to its registration statement;

5.  the Form of Prospectus dated May 1, 2004 describing the shares of the AmSouth Select Equity Fund series of the Trust that would have been filed under Rule 497(c) under the 1933 Act does not differ from the Prospectus contained in the Trust's most recent amendment to its registration statement;

6.  the Form of Prospectus dated May 1, 2004 describing the shares of the Fifth Third Quality Growth VIP Fund, Fifth Third Balanced VIP Fund, Fifth Third Mid Cap VIP Fund, and Fifth Third Disciplined Value VIP Fund series of the Trust that would have been filed under Rule 497(c) under the 1933 Act does not differ from the Prospectus contained in the Trust's most recent amendment to its registration statement;

7.  the Form of Prospectus dated May 1, 2004 describing the shares of the BB&T Large Cap Value Fund series of the Trust that would have been filed under Rule 497(c) under the 1933 Act does not differ from the Prospectus contained in the Trust's most recent amendment to its registration statement;

8.  the Form of Prospectus dated May 1, 2004 describing the shares of the BB&T Capital Manager Equity Fund series of the Trust that would have been filed under Rule 497(c) under the 1933 Act does not differ from the Prospectus contained in the Trust's most recent amendment to its registration statement;

9.  the Form of Prospectus dated May 1, 2004 describing the shares of the BB&T Large Company Growth Fund series of the Trust that would have been filed under Rule 497(c) under the 1933 Act does not differ from the Prospectus contained in the Trust's most recent amendment to its registration statement;

10.  the Form of Prospectus dated May 1, 2004 describing the shares of the BB&T Mid Cap Growth Fund series of the Trust that would have been filed under Rule 497(c) under the 1933 Act does not differ from the Prospectus contained in the Trust's most recent amendment to its registration statement;

11.  the Form of Prospectus dated May 1, 2004 describing the shares of the BB&T Special Opportunities Equity Fund series of the Trust that would have been filed under Rule 497(c) under the 1933 Act does not differ from the Prospectus contained in the Trust's most recent amendment to its registration statement;

12.  the Form of Prospectus dated May 1, 2004 describing the shares of the BB&T Total Return Bond Fund series of the Trust that would have been filed under Rule 497(c) under the 1933 Act does not differ from the Prospectus contained in the Trust's most recent amendment to its registration statement;

13.  the Form of Statement of Additional Information dated May 1, 2004 describing the shares of the Choice VIT Market Neutral Fund and Choice VIT Long-Short Fund series of the Trust that would have been filed under Rule 497(c) under the 1933 Act does not differ from the Statement of Additional Information contained in the Trust's most recent amendment to its registration statement;

 14.  the Form of Statement of Additional Information dated May 1, 2004 describing the shares of the AmSouth Large Cap Fund, AmSouth Mid Cap Fund, AmSouth Enhanced Market Fund, and AmSouth International Equity Fund series of the Trust that would have been filed under Rule 497(c) under the 1933 Act does not differ from the Statement of Additional Information contained in the Trust's most recent amendment to its registration statement;

15.  the Form of Statement of Additional Information dated May 1, 2004 describing the shares of the AmSouth Value Fund, AmSouth Select Equity Fund, and AmSouth Capital Growth Fund series of the Trust that would have been filed under Rule 497(c) under the 1933 Act does not differ from the Statement of Additional Information contained in the Trust's most recent amendment to its registration statement;

 16.  the Form of Statement of Additional Information dated May 1, 2004 describing the shares of the Fifth Third Quality Growth VIP Fund, Fifth Third Balanced VIP Fund, Fifth Third Mid Cap VIP Fund, and Fifth Third Disciplined Value VIP Fund series of the Trust that would have been filed under Rule 497(c) under the 1933 Act does not differ from the Statement of Additional Information contained in the Trust's most recent amendment to its registration statement;

17.  the Form of Statement of Additional Information dated May 1, 2004 describing the shares of the BB&T Large Cap Value Fund, BB&T Capital Manager Equity Fund, BB&T Large Company Growth Fund, BB&T Mid Cap Growth Fund, BB&T Special Opportunities Equity Fund and BB&T Total Return Bond Fund series of the Trust that would have been filed under Rule 497(c) under the 1933 Act does not differ from the Statement of Additional Information contained in the Trust's most recent amendment to its registration statement; and

 18.  the text of the Trust's most recent amendment to its registration statement, filed on April 29, 2004, has been filed electronically.

No fees are required in connection with this filing. Please call me at 202.261.3397 or Keith T. Robinson at 202.261.3386 with any questions or comments regarding the attached.

Sincerely,

/s/Michael S. Didiuk